Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Summary of Provisions

	December 31, 2025	December 31, 2024
Financial guarantees and loan commitments	21,843,570	29,966,455
Provisions for termination plans	2,395,054	2,302,570
For administrative, disciplinary and criminal penalties	5,000	6,577
Other provisions	26,061,602	29,681,271
Provisions commercial claims	18,547,753	21,439,714
Provisions labor-related	2,035,848	1,552,046
Provisions tax claims	1,556,453	1,562,400
Others	3,921,548	5,127,111
TOTAL	50,305,226	61,956,873

Summary of Change In Provisions
Changes in fiscal year 2025 and 2024 are included below:

Accounts	Balances as of December 31, 2024	Increases	Provision reversals	Provisions applied	Inflation adjustment	Balances as of December 31, 2025
Financial guarantees and loan commitments	29,966,455	—	(225,182)	—	(7,897,703)	21,843,570
Provisions for termination plans	2,302,570	775,156	—	—	(682,672)	2,395,054
For administrative, disciplinary and criminal penalties	6,577	—	—	—	(1,577)	5,000
Other provisions	29,681,271	16,223,685	(992,699)	(11,222,025)	(7,628,630)	26,061,602
Provisions commercial claims	21,439,714	9,794,605	—	(7,728,180)	(4,958,386)	18,547,753
Provisions labor-related	1,552,046	4,209,112	—	(3,073,345)	(651,965)	2,035,848
Provisions tax claims	1,562,400	488,516	—	(101,061)	(393,402)	1,556,453
Others	5,127,111	1,731,452	(992,699)	(319,439)	(1,624,877)	3,921,548
TOTAL PROVISIONS	61,956,873	16,998,841	(1,217,881)	(11,222,025)	(16,210,582)	50,305,226

Accounts	Balances as of December 31, 2023	Increases	Provision reversals	Provisions applied	Inflation adjustment	Balances as of December 31, 2024
Financial guarantees and loan commitments	17,108,609	25,651,242	—	—	(12,793,396)	29,966,455
Provisions for termination plans	2,206,052	1,486,193	—	—	(1,389,675)	2,302,570
For administrative, disciplinary and criminal penalties	14,323	—	—	—	(7,746)	6,577
Other provisions	40,036,856	35,619,739	(1,290,450)	(7,666,039)	(37,018,835)	29,681,271
Provisions commercial claims	25,927,006	13,723,465	—	(1,763,161)	(16,447,596)	21,439,714
Provisions labor-related	2,615,088	6,059,590	—	(5,683,180)	(1,439,452)	1,552,046
Provisions tax claims	5,529,497	124,121	—	(199,170)	(3,892,048)	1,562,400
Others	5,965,265	15,712,563	(1,290,450)	(20,528)	(15,239,739)	5,127,111
TOTAL PROVISIONS	59,365,840	62,757,174	(1,290,450)	(7,666,039)	(51,209,652)	61,956,873

Summary of Expected Term to Settle Obligations
The expected terms to settle these obligations are as follows:

December 31, 2025
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	21,843,570	—
Provisions for termination plans	323,413	2,071,641
For administrative, disciplinary and criminal penalties	—	5,000
Other provisions	7,972,598	18,089,004
Provisions commercial claims	6,624,682	11,923,071
Provisions tax claims	762,609	793,844
Provisions labor-related	585,307	1,450,541
Others	—	3,921,548

December 31, 2024
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	29,966,455	—
Provisions for termination plans	701,243	1,601,327
For administrative, disciplinary and criminal penalties	—	6,577
Other provisions	7,020,387	22,660,884
Provisions commercial claims	4,560,693	16,879,021
Provisions tax claims	1,054,584	507,816
Provisions labor-related	265,588	1,286,458
Others	1,139,522	3,987,589